UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Capital Preservation Fund
December 31, 2018

Capital Preservation - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY NOTES(1) — 11.9%
U.S. Treasury Notes, 1.50%, 1/31/19	25,000,000	24,981,948
U.S. Treasury Notes, VRN, 2.49%, (3-month USBMMY plus 0.06%), 7/31/19	7,182,000	7,181,997
U.S. Treasury Notes, VRN, 2.48%, (3-month USBMMY plus 0.05%), 10/31/19	5,000,000	4,999,917
U.S. Treasury Notes, VRN, 2.43%, (3-month USBMMY), 1/31/20	10,000,000	9,996,634
U.S. Treasury Notes, VRN, 2.46%, (3-month USBMMY plus 0.03%), 4/30/20	30,000,000	30,000,151
U.S. Treasury Notes, VRN, 2.47%, (3-month USBMMY plus 0.04%), 7/31/20	63,398,000	63,395,568
U.S. Treasury Notes, VRN, 2.47%, (3-month USBMMY plus 0.04%), 10/31/20	110,000,000	109,874,787
TOTAL U.S. TREASURY NOTES		250,431,002
U.S. TREASURY BILLS(1) — 91.4%
U.S. Treasury Bills, 2.28%, 1/2/19	50,000,000	49,996,888
U.S. Treasury Bills, 2.22%, 1/3/19	100,000,000	99,987,916
U.S. Treasury Bills, 2.35%, 1/8/19	125,000,000	124,943,805
U.S. Treasury Bills, 2.26%, 1/10/19	100,000,000	99,944,500
U.S. Treasury Bills, 2.32%, 1/17/19	175,000,000	174,823,444
U.S. Treasury Bills, 2.36%, 1/22/19	20,000,000	19,972,992
U.S. Treasury Bills, 2.35%, 1/24/19	100,000,000	99,853,055
U.S. Treasury Bills, 2.40%, 1/29/19	150,000,000	149,724,667
U.S. Treasury Bills, 2.35%, 1/31/19	100,000,000	99,807,916
U.S. Treasury Bills, 2.43%, 2/5/19	150,000,000	149,652,187
U.S. Treasury Bills, 2.37%, 2/7/19	50,000,000	49,880,778
U.S. Treasury Bills, 2.40%, 2/12/19	50,000,000	49,862,333
U.S. Treasury Bills, 2.39%, 2/14/19	21,075,000	21,014,726
U.S. Treasury Bills, 2.42%, 2/19/19	100,000,000	99,676,735
U.S. Treasury Bills, 2.39%, 2/26/19	125,000,000	124,537,847
U.S. Treasury Bills, 2.41%, 3/7/19	28,320,000	28,199,070
U.S. Treasury Bills, 2.46%, 3/28/19	200,000,000	198,846,165
U.S. Treasury Bills, 2.52%, 4/4/19	75,000,000	74,532,677
U.S. Treasury Bills, 2.54%, 6/13/19	50,000,000	49,439,688
U.S. Treasury Bills, 2.55%, 6/20/19	150,000,000	148,239,791
TOTAL U.S. TREASURY BILLS		1,912,937,180
TOTAL INVESTMENT SECURITIES — 103.3%		2,163,368,182
OTHER ASSETS AND LIABILITIES — (3.3)%		(69,738,268)
TOTAL NET ASSETS — 100.0%		$2,093,629,914

NOTES TO SCHEDULE OF INVESTMENTS
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
December 31, 2018

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 104.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 7.4%
GNMA, VRN, 2.00%, (1-year H15T1Y plus 1.50%), 8/20/47 to 4/20/48	35,699,227	35,339,406
GNMA, VRN, 2.50%, (1-year H15T1Y plus 1.50%), 3/20/48	7,543,587	7,520,476
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	3,736,948	3,882,639
GNMA, VRN, 3.375%, (1-year H15T1Y plus 1.50%), 2/20/34	4,775,365	4,954,537
GNMA, VRN, 3.625%, (1-year H15T1Y plus 1.50%), 4/20/38	5,973,754	6,196,326
GNMA, VRN, 3.75%, (1-year H15T1Y plus 1.50%), 8/20/36 to 9/20/36	2,899,642	3,012,324
		60,905,708
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 96.9%
GNMA, 3.00%, TBA	150,000,000	147,597,993
GNMA, 3.50%, TBA	22,500,000	22,655,200
GNMA, 4.00%, TBA	50,000,000	51,207,300
GNMA, 2.50%, 6/20/46 to 7/20/46	35,966,674	34,469,616
GNMA, 3.00%, 2/20/43 to 7/20/45	30,918,657	30,636,815
GNMA, 3.50%, 12/20/41 to 4/20/46	241,556,380	244,383,287
GNMA, 4.00%, 12/20/39 to 5/15/42	83,330,095	86,042,191
GNMA, 4.50%, 7/15/33 to 3/20/42	54,440,466	57,031,875
GNMA, 5.00%, 6/15/33 to 5/20/41	44,481,613	47,157,650
GNMA, 5.50%, 4/15/33 to 8/15/39	45,935,826	49,342,024
GNMA, 6.00%, 2/20/26 to 2/20/39	19,221,923	20,922,779
GNMA, 6.50%, 9/20/23 to 11/15/38	2,717,324	3,070,965
GNMA, 7.00%, 12/20/25 to 12/20/29	504,370	574,949
GNMA, 7.25%, 4/15/23 to 6/15/23	21,906	22,034
GNMA, 7.50%, 12/20/23 to 2/20/31	111,407	132,024
GNMA, 7.75%, 11/15/22	55	55
GNMA, 7.77%, 4/15/20	21,038	21,162
GNMA, 7.89%, 9/20/22	4,152	4,156
GNMA, 8.00%, 11/15/21 to 7/20/30	356,277	367,088
GNMA, 8.25%, 4/20/21 to 2/15/22	76,574	76,885
GNMA, 8.50%, 11/15/19 to 12/15/30	262,305	278,654
GNMA, 8.75%, 6/20/21 to 7/15/27	44,205	44,433
GNMA, 9.00%, 10/15/19 to 12/15/24	59,445	60,235
GNMA, 9.25%, 9/15/21 to 3/15/25	31,066	31,248
GNMA, 9.50%, 11/15/19 to 7/20/25	84,270	84,998
GNMA, 9.75%, 11/20/21	21,834	22,068
GNMA, 10.00%, 1/15/21 to 8/15/21	281	282
GNMA, 10.25%, 2/15/19	86	86
GNMA, 10.50%, 4/20/19	1	1
GNMA, 11.00%, 6/15/20	5,981	5,998
		796,244,051
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $865,707,723)		857,149,759
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 9.6%
GNMA, Series 2000-22, Class FG, VRN, 2.66%, (1-month LIBOR plus 0.20%), 5/16/30	488	488

GNMA, Series 2001-59, Class FD, VRN, 2.96%, (1-month LIBOR plus 0.50%), 10/16/27	305,592	307,825
GNMA, Series 2001-62, Class FB, VRN, 2.96%, (1-month LIBOR plus 0.50%), 11/16/27	641,559	646,282
GNMA, Series 2002-13, Class FA, VRN, 2.96%, (1-month LIBOR plus 0.50%), 2/16/32	426,506	426,745
GNMA, Series 2002-24, Class FA, VRN, 2.96%, (1-month LIBOR plus 0.50%), 4/16/32	947,233	954,913
GNMA, Series 2002-29, Class FA SEQ, VRN, 2.82%, (1-month LIBOR plus 0.35%), 5/20/32	383,161	384,424
GNMA, Series 2002-31, Class FW, VRN, 2.86%, (1-month LIBOR plus 0.40%), 6/16/31	260,227	261,688
GNMA, Series 2003-110, Class F, VRN, 2.87%, (1-month LIBOR plus 0.40%), 10/20/33	1,274,442	1,277,545
GNMA, Series 2003-42, Class FW, VRN, 2.82%, (1-month LIBOR plus 0.35%), 5/20/33	528,570	528,721
GNMA, Series 2003-66, Class HF, VRN, 2.92%, (1-month LIBOR plus 0.45%), 8/20/33	730,977	736,186
GNMA, Series 2004-39, Class XF SEQ, VRN, 2.71%, (1-month LIBOR plus 0.25%), 10/16/33	343,443	343,634
GNMA, Series 2004-76, Class F, VRN, 2.87%, (1-month LIBOR plus 0.40%), 9/20/34	1,080,348	1,082,973
GNMA, Series 2005-13, Class FA, VRN, 2.67%, (1-month LIBOR plus 0.20%), 2/20/35	2,710,985	2,680,310
GNMA, Series 2007-5, Class FA, VRN, 2.61%, (1-month LIBOR plus 0.14%), 2/20/37	2,567,780	2,563,733
GNMA, Series 2007-58, Class FC, VRN, 2.97%, (1-month LIBOR plus 0.50%), 10/20/37	1,685,374	1,692,916
GNMA, Series 2007-74, Class FL, VRN, 2.92%, (1-month LIBOR plus 0.46%), 11/16/37	3,992,146	4,009,224
GNMA, Series 2008-18, Class FH, VRN, 3.07%, (1-month LIBOR plus 0.60%), 2/20/38	2,256,433	2,262,406
GNMA, Series 2008-2, Class LF, VRN, 2.93%, (1-month LIBOR plus 0.46%), 1/20/38	1,780,991	1,787,362
GNMA, Series 2008-27, Class FB, VRN, 3.02%, (1-month LIBOR plus 0.55%), 3/20/38	3,807,061	3,839,310
GNMA, Series 2008-61, Class KF, VRN, 3.14%, (1-month LIBOR plus 0.67%), 7/20/38	1,927,813	1,948,783
GNMA, Series 2008-73, Class FK, VRN, 3.23%, (1-month LIBOR plus 0.76%), 8/20/38	2,593,932	2,629,846
GNMA, Series 2008-75, Class F, VRN, 3.00%, (1-month LIBOR plus 0.53%), 8/20/38	3,086,914	3,115,413
GNMA, Series 2008-88, Class UF, VRN, 3.47%, (1-month LIBOR plus 1.00%), 10/20/38	1,708,566	1,742,717
GNMA, Series 2009-127, Class FA, VRN, 3.02%, (1-month LIBOR plus 0.55%), 9/20/38	2,489,472	2,514,495
GNMA, Series 2009-76, Class FB, VRN, 3.06%, (1-month LIBOR plus 0.60%), 6/16/39	1,562,933	1,574,632
GNMA, Series 2009-92, Class FJ, VRN, 3.14%, (1-month LIBOR plus 0.68%), 10/16/39	1,096,653	1,113,276
GNMA, Series 2010-14, Class QF, VRN, 2.91%, (1-month LIBOR plus 0.45%), 2/16/40	8,064,359	8,093,189
GNMA, Series 2010-25, Class FB, VRN, 3.01%, (1-month LIBOR plus 0.55%), 2/16/40	6,375,467	6,441,686
GNMA, Series 2012-105, Class FE, VRN, 2.77%, (1-month LIBOR plus 0.30%), 1/20/41	5,239,060	5,246,927
GNMA, Series 2015-111, Class FK, VRN, 2.55%, (1-month LIBOR plus 0.20%), 8/20/45	6,014,135	5,993,930
GNMA, Series 2015-80, Class YF, VRN, 2.89%, (1-month LIBOR plus 0.43%), 10/16/40	9,291,463	9,320,899
GNMA, Series 2016-68, Class MF, VRN, 2.65%, (1-month LIBOR plus 0.30%), 5/20/46	3,021,178	3,020,420
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $78,486,387)		78,542,898
TEMPORARY CASH INVESTMENTS(1) — 13.0%
Federal Home Loan Bank Discount Notes, 2.19%, 1/2/19(2)	106,182,000	106,182,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $12,271), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $12,034)		12,032
State Street Institutional U.S. Government Money Market Fund, Premier Class	374,351	374,351
TOTAL TEMPORARY CASH INVESTMENTS (Cost $106,562,041)		106,568,383
TOTAL INVESTMENT SECURITIES — 126.9% (Cost $1,050,756,151)		1,042,261,040
OTHER ASSETS AND LIABILITIES(3) — (26.9)%		(220,789,258)
TOTAL NET ASSETS — 100.0%		$821,471,782

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	Category includes collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $1,246,929.

(2)	The rate indicated is the yield to maturity at purchase.

(3)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	857,149,759	—
U.S. Government Agency Collateralized Mortgage Obligations	—	78,542,898	—
Temporary Cash Investments	374,351	106,194,032	—
	374,351	1,041,886,689	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
December 31, 2018

Government Bond - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 45.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 9.3%
FHLMC, VRN, 4.22%, (1-year H15T1Y plus 2.25%), 9/1/35	610,590	642,178
FHLMC, VRN, 4.39%, (12-month LIBOR plus 1.87%), 7/1/36	445,028	467,149
FHLMC, VRN, 4.45%, (1-year H15T1Y plus 2.14%), 10/1/36	1,009,683	1,060,448
FHLMC, VRN, 4.19%, (1-year H15T1Y plus 2.25%), 4/1/37	423,458	446,967
FHLMC, VRN, 4.26%, (12-month LIBOR plus 1.81%), 5/1/40	184,777	194,706
FHLMC, VRN, 4.63%, (12-month LIBOR plus 1.88%), 7/1/40	661,486	691,447
FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.78%), 9/1/40	197,001	200,761
FHLMC, VRN, 3.79%, (12-month LIBOR plus 1.78%), 2/1/41	1,217,552	1,253,788
FHLMC, VRN, 4.23%, (12-month LIBOR plus 1.88%), 5/1/41	215,092	224,987
FHLMC, VRN, 4.76%, (12-month LIBOR plus 1.88%), 10/1/41	825,519	858,472
FHLMC, VRN, 4.54%, (12-month LIBOR plus 1.75%), 10/1/42	312,019	323,106
FHLMC, VRN, 2.08%, (12-month LIBOR plus 1.65%), 12/1/42	1,682,063	1,716,244
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.65%), 2/1/43	1,843,838	1,827,022
FHLMC, VRN, 4.30%, (12-month LIBOR plus 1.62%), 11/1/43	7,439,680	7,615,597
FHLMC, VRN, 2.86%, (12-month LIBOR plus 1.62%), 1/1/44	2,014,363	2,013,243
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	1,078,915	1,088,890
FHLMC, VRN, 2.45%, (12-month LIBOR plus 1.57%), 10/1/44	1,598,836	1,619,374
FHLMC, VRN, 2.59%, (12-month LIBOR plus 1.60%), 6/1/45	1,497,267	1,499,153
FHLMC, VRN, 3.09%, (12-month LIBOR plus 1.62%), 9/1/45	5,326,424	5,449,450
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	1,491,025	1,492,488
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	2,094,994	2,109,288
FNMA, VRN, 4.11%, (6-month LIBOR plus 1.57%), 6/1/35	431,028	445,052
FNMA, VRN, 4.11%, (6-month LIBOR plus 1.57%), 6/1/35	655,580	678,124
FNMA, VRN, 4.12%, (6-month LIBOR plus 1.57%), 6/1/35	690,208	714,108
FNMA, VRN, 4.13%, (6-month LIBOR plus 1.57%), 6/1/35	711,479	735,808
FNMA, VRN, 4.04%, (6-month LIBOR plus 1.54%), 9/1/35	859,406	888,633
FNMA, VRN, 3.68%, (12-month LIBOR plus 1.93%), 1/1/38	168,084	177,008
FNMA, VRN, 4.625%, (12-month LIBOR plus 1.75%), 11/1/39	912,871	955,504
FNMA, VRN, 3.57%, (12-month LIBOR plus 1.69%), 1/1/40	226,795	236,993
FNMA, VRN, 3.75%, (12-month LIBOR plus 1.87%), 1/1/40	772,945	814,498
FNMA, VRN, 4.50%, (12-month LIBOR plus 1.75%), 7/1/41	320,901	333,502
FNMA, VRN, 3.33%, (12-month LIBOR plus 1.82%), 9/1/41	1,511,596	1,540,347
FNMA, VRN, 3.00%, (12-month LIBOR plus 1.82%), 11/1/41	1,207,179	1,218,943
FNMA, VRN, 2.54%, (12-month LIBOR plus 1.70%), 7/1/42	2,110,809	2,181,517
FNMA, VRN, 3.74%, (12-month LIBOR plus 1.56%), 3/1/43	875,112	902,698
FNMA, VRN, 2.73%, (12-month LIBOR plus 1.60%), 3/1/45	2,108,706	2,116,835
FNMA, VRN, 2.33%, (12-month LIBOR plus 1.59%), 8/1/45	891,873	889,639
FNMA, VRN, 2.60%, (12-month LIBOR plus 1.60%), 4/1/46	2,015,509	2,016,346
FNMA, VRN, 2.81%, (12-month LIBOR plus 1.61%), 4/1/46	3,103,566	3,113,068
FNMA, VRN, 2.66%, (12-month LIBOR plus 1.61%), 5/1/46	3,421,620	3,418,403
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	1,579,394	1,585,856
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 4/1/47	2,480,324	2,493,451
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47	1,587,609	1,608,986

FNMA, VRN, 2.76%, (12-month LIBOR plus 1.60%), 9/1/47	1,471,276	1,478,072
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 11/20/32	165,904	169,585
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 10/20/33	371,997	382,729
GNMA, VRN, 3.625%, (1-year H15T1Y plus 2.00%), 10/20/34	493,593	507,386
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 12/20/34	142,864	146,013
GNMA, VRN, 3.375%, (1-year H15T1Y plus 1.50%), 3/20/35	382,689	386,561
GNMA, VRN, 3.75%, (1-year H15T1Y plus 1.50%), 7/20/35	616,862	640,603
GNMA, VRN, 3.375%, (1-year H15T1Y plus 1.50%), 3/20/36	823,507	853,480
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 11/20/36	506,707	523,751
		66,948,257
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 35.8%
FHLMC, 5.00%, 5/1/23	934,235	969,959
FHLMC, 5.50%, 10/1/34	270,118	291,989
FHLMC, 5.50%, 4/1/38	1,904,771	2,051,991
FHLMC, 4.00%, 12/1/40	1,368,349	1,408,553
FHLMC, 3.00%, 2/1/43	7,978,873	7,845,828
FNMA, 3.00%, TBA	42,500,000	41,475,403
FNMA, 3.50%, TBA	24,160,000	24,165,244
FNMA, 4.50%, 5/1/19	22,720	23,138
FNMA, 5.00%, 9/1/20	19,716	20,052
FNMA, 4.50%, 11/1/20	9,563	9,739
FNMA, 6.50%, 3/1/32	64,550	72,786
FNMA, 7.00%, 6/1/32	72,525	82,666
FNMA, 6.50%, 8/1/32	68,704	77,244
FNMA, 5.50%, 7/1/33	482,681	518,711
FNMA, 5.00%, 11/1/33	2,860,820	3,049,604
FNMA, 6.00%, 12/1/33	1,752,495	1,912,240
FNMA, 5.50%, 8/1/34	1,952,073	2,104,347
FNMA, 5.50%, 9/1/34	149,245	158,106
FNMA, 5.50%, 10/1/34	1,148,606	1,237,052
FNMA, 5.00%, 8/1/35	337,329	358,293
FNMA, 5.50%, 1/1/36	2,146,536	2,314,034
FNMA, 5.00%, 2/1/36	204,175	217,000
FNMA, 5.50%, 4/1/36	514,113	554,242
FNMA, 5.00%, 5/1/36	869,466	923,968
FNMA, 5.50%, 12/1/36	296,401	319,540
FNMA, 5.50%, 2/1/37	1,126,287	1,213,630
FNMA, 6.50%, 8/1/37	158,105	170,719
FNMA, 6.00%, 9/1/37	437,064	476,602
FNMA, 6.00%, 11/1/37	1,995,015	2,178,247
FNMA, 6.00%, 9/1/38	129,539	133,491
FNMA, 4.50%, 2/1/39	941,625	986,752
FNMA, 4.50%, 4/1/39	647,383	679,353
FNMA, 4.50%, 5/1/39	1,637,255	1,718,056
FNMA, 6.50%, 5/1/39	1,383,095	1,593,812
FNMA, 4.50%, 10/1/39	2,798,540	2,936,715
FNMA, 4.50%, 3/1/40	4,263,910	4,470,271
FNMA, 4.00%, 10/1/40	2,941,997	3,027,455
FNMA, 4.50%, 11/1/40	2,503,144	2,624,276

FNMA, 4.50%, 6/1/41	2,924,516	3,066,053
FNMA, 4.00%, 8/1/41	2,796,178	2,880,185
FNMA, 4.50%, 9/1/41	1,424,150	1,490,454
FNMA, 3.50%, 10/1/41	3,319,399	3,347,389
FNMA, 4.00%, 12/1/41	6,330,814	6,514,766
FNMA, 3.50%, 5/1/42	2,102,330	2,120,052
FNMA, 3.50%, 6/1/42	2,019,987	2,037,015
FNMA, 3.50%, 9/1/42	1,721,065	1,735,574
FNMA, 3.50%, 12/1/42	3,639,927	3,670,616
FNMA, 3.50%, 11/1/45	3,185,484	3,195,080
FNMA, 3.50%, 11/1/45	3,205,810	3,215,467
FNMA, 4.00%, 11/1/45	4,651,982	4,751,152
FNMA, 4.00%, 2/1/46	5,851,976	5,975,533
FNMA, 3.50%, 3/1/46	3,877,426	3,885,097
FNMA, 4.00%, 4/1/46	13,139,467	13,415,546
FNMA, 3.50%, 5/1/46	3,771,216	3,784,322
FNMA, 6.50%, 8/1/47	29,175	30,448
FNMA, 6.50%, 9/1/47	37,104	38,545
FNMA, 6.50%, 9/1/47	1,783	1,855
FNMA, 6.50%, 9/1/47	19,505	20,258
FNMA, 3.50%, 3/1/48	9,666,080	9,672,307
FNMA, 6.00%, 4/1/48	315,395	327,967
FNMA, 4.00%, 8/1/48	9,829,526	10,029,944
GNMA, 5.50%, 12/20/38	1,175,383	1,253,698
GNMA, 6.00%, 1/20/39	327,402	356,254
GNMA, 5.00%, 3/20/39	1,724,173	1,831,474
GNMA, 5.50%, 3/20/39	647,998	690,511
GNMA, 5.50%, 4/20/39	1,180,633	1,259,789
GNMA, 4.50%, 1/15/40	993,089	1,037,408
GNMA, 4.00%, 11/20/40	4,757,357	4,916,590
GNMA, 4.00%, 12/15/40	994,273	1,025,436
GNMA, 4.50%, 7/20/41	4,178,195	4,385,350
GNMA, 3.50%, 6/20/42	6,244,222	6,326,970
GNMA, 3.50%, 7/20/42	4,762,111	4,820,864
GNMA, 4.50%, 8/20/42	3,586,346	3,765,755
GNMA, 4.00%, 9/20/45	6,043,494	6,220,121
GNMA, 3.50%, 4/20/46	3,118,165	3,145,590
GNMA, 2.50%, 6/20/46	7,944,309	7,613,634
GNMA, 2.50%, 7/20/46	10,313,686	9,884,406
		258,110,583
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $328,363,111)		325,058,840
U.S. TREASURY SECURITIES AND EQUIVALENTS — 33.9%
Iraq Government AID Bond, 2.15%, 1/18/22	2,600,000	2,562,742
U.S. Treasury Bonds, 8.125%, 8/15/21	10,747,000	12,277,635
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	8,258,488
U.S. Treasury Bonds, 3.50%, 2/15/39	2,300,000	2,520,360
U.S. Treasury Bonds, 4.375%, 11/15/39	1,500,000	1,842,450
U.S. Treasury Bonds, 4.375%, 5/15/41	1,500,000	1,849,842
U.S. Treasury Bonds, 3.125%, 11/15/41	3,100,000	3,180,853

U.S. Treasury Bonds, 3.125%, 2/15/42	3,500,000	3,590,595
U.S. Treasury Bonds, 3.00%, 5/15/42	4,000,000	4,013,179
U.S. Treasury Bonds, 2.75%, 11/15/42	2,840,000	2,721,547
U.S. Treasury Bonds, 2.875%, 5/15/43	4,700,000	4,598,531
U.S. Treasury Bonds, 3.125%, 8/15/44	11,000,000	11,252,620
U.S. Treasury Bonds, 3.00%, 11/15/44	9,400,000	9,405,631
U.S. Treasury Bonds, 2.50%, 2/15/45	6,200,000	5,631,362
U.S. Treasury Bonds, 3.00%, 5/15/45	5,700,000	5,701,185
U.S. Treasury Bonds, 3.00%, 11/15/45	2,500,000	2,500,170
U.S. Treasury Bonds, 3.375%, 11/15/48	5,000,000	5,357,115
U.S. Treasury Notes, 1.75%, 9/30/19(1)	1,000,000	993,588
U.S. Treasury Notes, 1.375%, 2/29/20(1)	5,000,000	4,930,533
U.S. Treasury Notes, 1.50%, 5/31/20	4,500,000	4,434,234
U.S. Treasury Notes, 2.50%, 5/31/20	13,000,000	12,989,277
U.S. Treasury Notes, 2.50%, 6/30/20	20,000,000	19,985,492
U.S. Treasury Notes, 2.25%, 2/15/21	3,500,000	3,481,123
U.S. Treasury Notes, 3.625%, 2/15/21	2,500,000	2,558,138
U.S. Treasury Notes, 2.375%, 3/15/21	2,000,000	1,994,737
U.S. Treasury Notes, 2.625%, 5/15/21	6,000,000	6,019,618
U.S. Treasury Notes, 1.875%, 1/31/22	10,000,000	9,823,903
U.S. Treasury Notes, 1.875%, 4/30/22	7,500,000	7,358,096
U.S. Treasury Notes, 1.75%, 5/15/22	14,000,000	13,675,276
U.S. Treasury Notes, 2.00%, 11/30/22	8,000,000	7,856,520
U.S. Treasury Notes, 2.00%, 2/15/23	15,000,000	14,712,522
U.S. Treasury Notes, 2.75%, 5/31/23	25,000,000	25,276,940
U.S. Treasury Notes, 3.00%, 10/31/25	15,000,000	15,397,622
U.S. Treasury Notes, 3.125%, 11/15/28	5,700,000	5,917,343
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $241,257,859)		244,669,267
COLLATERALIZED MORTGAGE OBLIGATIONS — 22.8%
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	70,365	70,273
FHLMC, Series 2812, Class MF, VRN, 2.91%, (1-month LIBOR plus 0.45%), 6/15/34	2,306,258	2,321,194
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	1,391,660	1,431,221
FHLMC, Series 3149, Class LF, VRN, 2.76%, (1-month LIBOR plus 0.30%), 5/15/36	6,361,580	6,353,938
FHLMC, Series 3153, Class FJ, VRN, 2.84%, (1-month LIBOR plus 0.38%), 5/15/36	2,025,228	2,029,835
FHLMC, Series 3397, Class GF, VRN, 2.96%, (1-month LIBOR plus 0.50%), 12/15/37	1,000,739	1,005,575
FHLMC, Series 3417, Class FA, VRN, 2.96%, (1-month LIBOR plus 0.50%), 11/15/37	1,421,137	1,429,912
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	10,792,495	11,103,006
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	4,561,901	4,665,181
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	3,954,746	3,939,789
FHLMC, Series K039, Class A2, SEQ, 3.30%, 7/25/24	12,510,000	12,689,178
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	15,000,000	15,113,907
FHLMC, Series K716, Class A2, SEQ, 3.13%, 6/25/21	7,000,000	7,029,105
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	4,431,454	4,367,532
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	7,900,000	7,915,637
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	6,900,000	6,879,083
FHLMC, Series KF29, Class A, VRN, 2.71%, (1-month LIBOR plus 0.36%), 2/25/24	3,026,672	3,013,068
FHLMC, Series KF31, Class A, VRN, 2.72%, (1-month LIBOR plus 0.37%), 4/25/24	3,406,551	3,392,448
FHLMC, Series KF32, Class A, VRN, 2.72%, (1-month LIBOR plus 0.37%), 5/25/24	2,904,454	2,892,437
FHLMC, Series KI03, Class A, VRN, 2.60%, (1-month LIBOR plus 0.25%), 2/25/23	5,400,000	5,387,537

FHLMC, Series KIR1, Class A2, SEQ, 2.85%, 3/25/26	9,600,000	9,372,748
FHLMC, Series KIR3, Class A2 SEQ, 3.28%, 8/25/27	5,000,000	4,976,850
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	1,019,474	1,013,310
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	328	328
FNMA, Series 2005-103, Class FP, VRN, 2.81%, (1-month LIBOR plus 0.30%), 10/25/35	2,169,256	2,160,795
FNMA, Series 2008-9, Class FA, VRN, 3.01%, (1-month LIBOR plus 0.50%), 2/25/38	6,686,636	6,745,877
FNMA, Series 2009-89, Class FD, VRN, 3.11%, (1-month LIBOR plus 0.60%), 5/25/36	1,203,434	1,214,200
FNMA, Series 2014-M12, Class ASV2, SEQ, VRN, 2.61%, 10/25/21	10,954,906	10,894,754
FNMA, Series 2015-M12, Class FA, VRN, 2.64%, (1-month LIBOR plus 0.34%), 4/25/20	1,421,912	1,420,739
FNMA, Series 2016-11, Class FB, VRN, 2.85%, (1-month LIBOR plus 0.55%), 3/25/46	3,777,315	3,797,734
FNMA, Series 2016-M13, Class FA, VRN, 2.97%, (1-month LIBOR plus 0.67%), 11/25/23	2,766,398	2,772,409
FNMA, Series 2016-M2, Class FA, VRN, 3.15%, (1-month LIBOR plus 0.85%), 1/25/23	2,111,269	2,124,423
FNMA, Series 2017-M3, Class A2, SEQ, VRN, 2.49%, 12/25/26	9,000,000	8,519,791
GNMA, Series 2007-5, Class FA, VRN, 2.61%, (1-month LIBOR plus 0.14%), 2/20/37	652,682	651,653
GNMA, Series 2008-18, Class FH, VRN, 3.07%, (1-month LIBOR plus 0.60%), 2/20/38	1,215,003	1,218,219
GNMA, Series 2010-14, Class QF, VRN, 2.91%, (1-month LIBOR plus 0.45%), 2/16/40	3,492,889	3,505,376
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	1,174,967	1,198,236
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $166,165,326)		164,617,298
U.S. GOVERNMENT AGENCY SECURITIES — 3.9%
FNMA, 2.125%, 4/24/26	3,100,000	2,957,279
FNMA, 1.875%, 9/24/26	2,000,000	1,863,922
FNMA, 6.625%, 11/15/30	15,700,000	21,077,721
Federal Home Loan Bank, 3.25%, 11/16/28	2,000,000	2,035,274
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $27,037,759)		27,934,196
TEMPORARY CASH INVESTMENTS(2) — 3.9%
Federal Home Loan Bank Discount Notes, 2.19%, 1/2/19(3)	19,611,000	19,611,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $2,089), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $2,048)		2,048
State Street Institutional U.S. Government Money Market Fund, Premier Class	267,380	267,380
U.S. Treasury Bills, 2.68%, 11/7/19(3)	8,000,000	7,820,350
TOTAL TEMPORARY CASH INVESTMENTS (Cost $27,700,800)		27,700,778
TOTAL INVESTMENT SECURITIES — 109.6% (Cost $790,524,855)		789,980,379
OTHER ASSETS AND LIABILITIES(4) — (9.6)%		(69,006,124)
TOTAL NET ASSETS — 100.0%		$720,974,255

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	41	March 2019	$8,200,000	$8,704,813	$11,673
U.S. Treasury 5-Year Notes	17	March 2019	$1,700,000	1,949,688	14,266
U.S. Treasury 10-Year Notes	108	March 2019	$10,800,000	13,177,687	269,470
U.S. Treasury Ultra Bonds	9	March 2019	$900,000	1,445,906	59,416
				$25,278,094	$354,825

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $189,595.

(2)	Category includes collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $676,979.

(3)	The rate indicated is the yield to maturity at purchase.

(4)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	325,058,840	—
U.S. Treasury Securities and Equivalents	—	244,669,267	—
Collateralized Mortgage Obligations	—	164,617,298	—
U.S. Government Agency Securities	—	27,934,196	—
Temporary Cash Investments	267,380	27,433,398	—
	267,380	789,712,999	—
Other Financial Instruments
Futures Contracts	354,825	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
December 31, 2018

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 88.2%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	140,075,201	149,556,143
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	103,850,126	114,691,304
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	65,829,896	69,960,679
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	48,051,433	59,021,357
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	29,475,049	33,579,483
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	31,224,039	39,782,717
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	17,450,738	22,419,714
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	24,005,938	28,281,309
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	33,600,315	39,771,809
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	73,660,150	67,010,892
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	49,722,410	43,697,519
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	91,862,717	95,070,812
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	39,247,025	35,187,724
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	50,070,500	46,075,037
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	34,626,440	34,474,579
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	21,871,040	21,278,533
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	106,883,413	105,736,366
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	167,521,141	162,642,682
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	28,592,575	27,670,792
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	102,039,168	99,132,738
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	136,933,750	132,291,019
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	55,989,030	55,083,613
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	100,722,258	98,514,067
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	110,536,380	108,846,647
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	70,071,078	67,217,684
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	89,376,960	85,619,097
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(1)	136,942,244	148,117,592
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	57,791,292	55,755,434
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	88,964,612	86,658,297
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	13,713,570	12,884,482
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	25,371,225	24,230,202
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	59,936,135	58,713,214
TOTAL U.S. TREASURY SECURITIES (Cost $2,232,999,196)		2,228,973,537
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	7,100,000	7,408,771
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	8,000,000	8,131,918
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	6,575,000	6,541,727
Commercial Mortgage Trust, Series 2015-3BP, Class A, SEQ, 3.18%, 2/10/35(2)	2,425,000	2,393,040
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 7/10/48	4,500,000	4,546,648
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	7,165,000	6,811,062
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	8,860,000	8,775,107
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	5,700,000	5,427,634
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,600,000	6,239,317

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	6,350,000	6,169,432
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	6,500,000	6,305,099
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $70,937,123)		68,749,755
CORPORATE BONDS — 1.7%
Banks — 0.1%
Citigroup, Inc., 4.45%, 9/29/27	570,000	550,207
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	490,000	435,420
U.S. Bank N.A., 2.80%, 1/27/25	500,000	481,038
Wells Fargo & Co., MTN, 3.55%, 9/29/25	500,000	485,093
Wells Fargo & Co., MTN, 4.65%, 11/4/44	250,000	236,171
		2,187,929
Capital Markets†
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	490,000	468,240
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	490,000	466,894
Catholic Health Initiatives, 2.95%, 11/1/22	550,000	538,376
		1,005,270
Diversified Telecommunication Services†
Verizon Communications, Inc., 4.40%, 11/1/34	130,000	125,770
Food Products†
Kraft Heinz Foods Co., 5.20%, 7/15/45	490,000	449,841
Gas Utilities — 0.5%
Energy Transfer Operating LP, 4.05%, 3/15/25	3,550,000	3,369,896
Enterprise Products Operating LLC, 3.75%, 2/15/25	3,880,000	3,845,922
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	4,000,000	4,160,672
		11,376,490
Health Care Equipment and Supplies†
Becton Dickinson and Co., 3.73%, 12/15/24	250,000	241,798
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24	500,000	496,191
McDonald's Corp., MTN, 4.60%, 5/26/45	490,000	479,073
		975,264
Media — 0.1%
Comcast Corp., 6.40%, 5/15/38	1,500,000	1,764,621
Warner Media LLC, 2.95%, 7/15/26	750,000	671,981
		2,436,602
Multi-Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	2,000,000	1,780,000
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	487,982
MidAmerican Energy Co., 4.40%, 10/15/44	690,000	713,483
Potomac Electric Power Co., 3.60%, 3/15/24	500,000	504,277
		3,485,742
Oil, Gas and Consumable Fuels — 0.6%
Cimarex Energy Co., 3.90%, 5/15/27	4,800,000	4,464,352
Concho Resources, Inc., 4.375%, 1/15/25	3,880,000	3,838,890
Encana Corp., 6.50%, 2/1/38	2,955,000	3,215,968
Equinor ASA, 2.65%, 1/15/24	495,000	479,085
Marathon Oil Corp., 3.85%, 6/1/25	2,000,000	1,879,666

Occidental Petroleum Corp., 4.625%, 6/15/45	980,000	976,493
		14,854,454
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	1,000,000	974,858
Union Pacific Corp., 3.25%, 1/15/25	490,000	478,705
		1,453,563
Software†
Oracle Corp., 2.65%, 7/15/26	370,000	343,428
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA, 5.125%, 1/15/28(2)	3,000,000	2,685,000
TOTAL CORPORATE BONDS (Cost $44,119,968)		42,089,391
ASSET-BACKED SECURITIES — 1.6%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	3,844,832	3,797,446
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	490,530	488,377
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	2,906,030	2,860,265
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(2)	2,070,077	2,045,490
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	1,786,926	1,758,948
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	11,500,000	11,663,566
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	963,757	958,072
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	5,000,000	4,845,802
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	4,316,036	4,251,685
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	7,620,856	7,447,962
TOTAL ASSET-BACKED SECURITIES (Cost $40,531,138)		40,117,613
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
Private Sponsor Collateralized Mortgage Obligations — 1.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	340,630	339,510
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	689,226	714,795
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	1,186,227	1,174,335
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, (1-year H15T1Y plus 2.15%), 9/25/35	554,335	561,336
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,230,414	1,234,659
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	6,285,000	6,200,339
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/25/42	217,558	218,380
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	2,405,422	2,357,960
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	4,432,016	4,474,998
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.25%, (1-month LIBOR plus 0.74%), 9/25/44	1,263,806	1,243,004
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	878,206	880,606
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.52%, 6/25/35	2,512,874	2,653,141
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.51%, 6/25/35	5,031,629	5,203,438
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(2)	1,391,164	1,391,385
		28,647,886
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.76%, (1-month LIBOR plus 3.25%), 5/25/25	4,900,000	5,327,740
FNMA, Series 2014-C02, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	2,350,000	2,464,007
		7,791,747
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,331,142)		36,439,633
COLLATERALIZED LOAN OBLIGATIONS — 1.2%
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.42%, (3-month LIBOR plus 0.97%), 4/17/31(2)	3,000,000	2,952,697

CBAM Ltd., Series 2018-5A, Class A, VRN, 3.47%, (3-month LIBOR plus 1.02%), 4/17/31(2)	4,125,000	4,044,851
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.85%, (3-month LIBOR plus 1.40%), 4/17/31(2)	4,000,000	3,800,888
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.41%, (3-month LIBOR plus 0.97%), 4/15/31(2)	4,900,000	4,827,104
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.40%, (3-month LIBOR plus 0.96%), 4/16/31(2)	10,500,000	10,280,311
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.53%, (3-month LIBOR plus 1.07%), 10/20/28(2)	5,500,000	5,467,363
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $32,025,000)		31,373,214
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	535,000	715,841
Los Angeles Community College District GO, 6.75%, 8/1/49	250,000	362,550
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	250,000	332,820
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	287,110
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	270,000	319,048
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	250,000	327,187
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	125,000	178,711
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	250,000	294,873
TOTAL MUNICIPAL SECURITIES (Cost $2,702,914)		2,818,140
TEMPORARY CASH INVESTMENTS — 4.6%
Credit Agricole SA, 2.42%, 1/2/19(3)	20,148,000	20,145,348
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $83,667,345), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $82,048,664)		82,037,498
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 2/15/47, valued at $13,971,676), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $13,694,951)		13,694,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	38,044	38,044
TOTAL TEMPORARY CASH INVESTMENTS (Cost $115,916,215)		115,914,890
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $2,575,562,696)		2,566,476,173
OTHER ASSETS AND LIABILITIES — (1.6)%		(39,957,289)
TOTAL NET ASSETS — 100.0%		$2,526,518,884

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	50,454,574	USD	13,060,644	Goldman Sachs & Co.	3/20/19	$(115,441)
CAD	35,327,373	USD	26,561,136	Morgan Stanley	3/20/19	(637,585)
USD	13,915,857	CHF	13,684,575	UBS AG	3/20/19	(106,726)
EUR	5,237,407	USD	6,005,672	JPMorgan Chase Bank N.A.	3/20/19	33,821
USD	26,303,760	HUF	7,420,816,811	UBS AG	3/20/19	(321,133)
USD	1,062,943	MXN	21,578,268	JPMorgan Chase Bank N.A.	3/20/19	(22,077)
NOK	100,963,529	USD	11,840,799	Goldman Sachs & Co.	3/20/19	(124,345)
PLN	49,367,435	USD	13,077,120	Goldman Sachs & Co.	3/20/19	138,090
SEK	123,192,684	USD	13,660,330	Goldman Sachs & Co.	3/20/19	325,102
						$(830,294)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date		Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	1172	March 2019	USD	117,200,000	$134,413,750	$1,848,433
U.S. Treasury 10-Year Notes	419	March 2019	USD	41,900,000	51,124,547	1,052,195
					$185,538,297	$2,900,628

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date		Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	1,055	March 2019	EUR	105,500,000	$160,185,657	$(461,084)
Euro-Bund 10-Year Bonds	425	March 2019	EUR	42,500,000	79,634,758	(633,733)
U.S. Treasury Long Bonds	420	March 2019	USD	42,000,000	61,320,000	(2,835,945)
					$301,140,415	$(3,930,762)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 31	Sell	5.00%	12/20/23	$25,500,000	$332,694	$227,477	$560,171

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.51%	3/30/19	$8,700,000	$(782,450)
Bank of America N.A.	CPURNSA	Receive	2.66%	12/4/19	$5,000,000	(586,384)
Bank of America N.A.	CPURNSA	Receive	2.62%	3/18/20	$50,000,000	(5,734,766)
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$12,800,000	156,487
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$4,500,000	(615,330)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	(1,028,225)
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$39,000,000	(401,131)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	(1,628,525)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	(742,730)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	(1,027,128)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(5,167,988)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(3,708,805)
						$(21,266,975)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $26,674,261.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $97,804,611, which represented 3.9% of total net assets.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,228,973,537	—
Commercial Mortgage-Backed Securities	—	68,749,755	—
Corporate Bonds	—	42,089,391	—
Asset-Backed Securities	—	40,117,613	—
Collateralized Mortgage Obligations	—	36,439,633	—
Collateralized Loan Obligations	—	31,373,214	—
Municipal Securities	—	2,818,140	—
Temporary Cash Investments	38,044	115,876,846	—
	38,044	2,566,438,129	—
Other Financial Instruments
Futures Contracts	2,900,628	—	—
Swap Agreements	—	716,658	—
Forward Foreign Currency Exchange Contracts	—	497,013	—
	2,900,628	1,213,671	—
Liabilities
Other Financial Instruments
Futures Contracts	2,835,945	1,094,817	—
Swap Agreements	—	21,423,462	—
Forward Foreign Currency Exchange Contracts	—	1,327,307	—
	2,835,945	23,845,586	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
December 31, 2018

Short-Term Government - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES AND EQUIVALENTS — 58.5%
Iraq Government AID Bond, 2.15%, 1/18/22	700,000	689,969
U.S. Treasury Notes, 1.375%, 1/15/20(1)	1,400,000	1,382,469
U.S. Treasury Notes, 1.375%, 2/29/20	1,500,000	1,479,160
U.S. Treasury Notes, 1.50%, 5/31/20	4,500,000	4,434,234
U.S. Treasury Notes, 2.50%, 5/31/20	9,000,000	8,992,576
U.S. Treasury Notes, 2.50%, 6/30/20	7,800,000	7,794,342
U.S. Treasury Notes, 1.625%, 10/15/20	7,000,000	6,891,350
U.S. Treasury Notes, 1.875%, 12/15/20	16,000,000	15,809,630
U.S. Treasury Notes, 2.25%, 2/15/21	11,200,000	11,139,594
U.S. Treasury Notes, 2.375%, 3/15/21	4,000,000	3,989,474
U.S. Treasury Notes, 2.625%, 5/15/21	15,000,000	15,049,044
U.S. Treasury Notes, 2.75%, 9/15/21	6,000,000	6,042,019
U.S. Treasury Notes, 1.875%, 1/31/22	21,500,000	21,121,392
U.S. Treasury Notes, 1.875%, 4/30/22	4,100,000	4,022,426
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $108,373,801)		108,837,679
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.4%
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	21,993	21,968
FHLMC, Series 3114, Class FT, VRN, 2.81%, (1-month LIBOR plus 0.35%), 9/15/30	591,818	594,255
FHLMC, Series 3149, Class LF, VRN, 2.76%, (1-month LIBOR plus 0.30%), 5/15/36	1,554,714	1,552,846
FHLMC, Series 3200, Class FP, VRN, 2.66%, (1-month LIBOR plus 0.20%), 8/15/36	899,203	896,337
FHLMC, Series 3206, Class FE, VRN, 2.86%, (1-month LIBOR plus 0.40%), 8/15/36	498,333	499,872
FHLMC, Series 3213, Class LF, VRN, 2.68%, (1-month LIBOR plus 0.22%), 9/15/36	1,263,486	1,255,043
FHLMC, Series 3231, Class FA, VRN, 2.86%, (1-month LIBOR plus 0.40%), 10/15/36	475,209	476,884
FHLMC, Series 3301, Class FA, VRN, 2.76%, (1-month LIBOR plus 0.30%), 8/15/35	462,740	462,225
FHLMC, Series 3380, Class FP, VRN, 2.81%, (1-month LIBOR plus 0.35%), 11/15/36	550,284	548,961
FHLMC, Series 3508, Class PF, VRN, 3.31%, (1-month LIBOR plus 0.85%), 2/15/39	215,122	218,542
FHLMC, Series 3587, Class FB, VRN, 3.23%, (1-month LIBOR plus 0.78%), 2/15/36	540,534	548,611
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,121,495	1,117,253
FHLMC, Series K039, Class A1 SEQ, 2.68%, 12/25/23	2,081,246	2,067,788
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	1,195,214	1,182,974
FHLMC, Series K716, Class A1 SEQ, 2.41%, 1/25/21	1,001,042	995,382
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	2,184,766	2,165,078
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	1,129,586	1,113,293
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,104,157
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	1,700,000	1,694,846
FHLMC, Series KF29, Class A, VRN, 2.71%, (1-month LIBOR plus 0.36%), 2/25/24	802,995	799,386
FHLMC, Series KF31, Class A, VRN, 2.72%, (1-month LIBOR plus 0.37%), 4/25/24	851,638	848,112
FHLMC, Series KF32, Class A, VRN, 2.72%, (1-month LIBOR plus 0.37%), 5/25/24	709,227	706,293
FHLMC, Series KF35, Class A, VRN, 2.70%, (1-month LIBOR plus 0.35%), 8/25/24	1,642,197	1,634,647
FHLMC, Series KI03, Class A, VRN, 2.60%, (1-month LIBOR plus 0.25%), 2/25/23	1,300,000	1,297,000
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	2,970,676	2,931,728
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	261,404	259,823
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	170	170

FNMA, Series 2004-28, Class FE, VRN, 2.86%, (1-month LIBOR plus 0.35%), 5/25/34	1,785,767	1,784,757
FNMA, Series 2006-11, Class FA, VRN, 2.81%, (1-month LIBOR plus 0.30%), 3/25/36	492,011	492,541
FNMA, Series 2006-60, Class KF, VRN, 2.81%, (1-month LIBOR plus 0.30%), 7/25/36	1,059,865	1,058,606
FNMA, Series 2006-72, Class TE, VRN, 2.81%, (1-month LIBOR plus 0.30%), 8/25/36	592,239	592,977
FNMA, Series 2008-9, Class FA, VRN, 3.01%, (1-month LIBOR plus 0.50%), 2/25/38	1,625,975	1,640,381
FNMA, Series 2009-33, Class FB, VRN, 3.33%, (1-month LIBOR plus 0.82%), 3/25/37	647,443	662,462
FNMA, Series 2009-89, Class FD, VRN, 3.11%, (1-month LIBOR plus 0.60%), 5/25/36	331,866	334,835
FNMA, Series 2015-M12, Class FA, VRN, 2.64%, (1-month LIBOR plus 0.34%), 4/25/20	377,138	376,827
FNMA, Series 2015-M13, Class ASQ2 SEQ, 1.65%, 9/25/19	113,820	113,142
FNMA, Series 2016-11, Class FB, VRN, 2.85%, (1-month LIBOR plus 0.55%), 3/25/46	629,552	632,956
FNMA, Series 2016-M13, Class FA, VRN, 2.97%, (1-month LIBOR plus 0.67%), 11/25/23	667,751	669,202
FNMA, Series 2016-M2, Class FA, VRN, 3.15%, (1-month LIBOR plus 0.85%), 1/25/23	573,030	576,601
GNMA, Series 2010-14, Class QF, VRN, 2.91%, (1-month LIBOR plus 0.45%), 2/16/40	896,040	899,243
GNMA, Series 2012-105, Class FE, VRN, 2.77%, (1-month LIBOR plus 0.30%), 1/20/41	1,262,781	1,264,677
GNMA, Series 2016-68, Class MF, VRN, 2.65%, (1-month LIBOR plus 0.30%), 5/20/46	720,989	720,808
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,110,505)		39,813,489
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 11.2%
FHLMC, VRN, 4.39%, (6-month H15BDI6M plus 2.14%), 9/1/20	1,375	1,371
FHLMC, VRN, 2.50%, (1-month COF 11 plus 1.50%), 1/1/21	7,359	7,330
FHLMC, VRN, 4.76%, (6-month LIBOR plus 2.26%), 3/1/24	17,496	17,527
FHLMC, VRN, 4.22%, (1-year H15T1Y plus 2.25%), 9/1/35	183,177	192,653
FHLMC, VRN, 4.39%, (12-month LIBOR plus 1.64%), 8/1/36	1,007,859	1,048,714
FHLMC, VRN, 4.45%, (1-year H15T1Y plus 2.14%), 10/1/36	98,867	103,838
FHLMC, VRN, 4.21%, (12-month LIBOR plus 1.67%), 12/1/36	118,192	122,577
FHLMC, VRN, 4.19%, (1-year H15T1Y plus 2.25%), 4/1/37	63,519	67,045
FHLMC, VRN, 4.26%, (12-month LIBOR plus 1.81%), 5/1/40	65,553	69,075
FHLMC, VRN, 4.63%, (12-month LIBOR plus 1.88%), 7/1/40	298,371	311,886
FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.78%), 9/1/40	125,265	127,657
FHLMC, VRN, 3.79%, (12-month LIBOR plus 1.78%), 2/1/41	522,573	538,126
FHLMC, VRN, 4.23%, (12-month LIBOR plus 1.88%), 5/1/41	67,622	70,733
FHLMC, VRN, 4.76%, (12-month LIBOR plus 1.88%), 10/1/41	417,288	433,945
FHLMC, VRN, 4.54%, (12-month LIBOR plus 1.75%), 10/1/42	89,573	92,756
FHLMC, VRN, 2.08%, (12-month LIBOR plus 1.65%), 12/1/42	504,619	514,873
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.65%), 2/1/43	368,768	365,404
FHLMC, VRN, 2.86%, (12-month LIBOR plus 1.62%), 1/1/44	503,591	503,311
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	449,548	453,704
FHLMC, VRN, 2.45%, (12-month LIBOR plus 1.57%), 10/1/44	479,651	485,812
FHLMC, VRN, 2.59%, (12-month LIBOR plus 1.60%), 6/1/45	374,317	374,788
FHLMC, VRN, 2.51%, (12-month LIBOR plus 1.62%), 12/1/45	4,692,877	4,656,389
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	432,397	432,821
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	418,999	421,858
FNMA, VRN, 3.75%, (6-month H15BIN6M plus 1.75%), 1/1/20	25	25
FNMA, VRN, 3.95%, (1-year H15T1Y plus 2.08%), 5/1/22	10,179	10,211
FNMA, VRN, 3.83%, (1-year H15T1Y plus 1.95%), 8/1/23	2,971	2,963
FNMA, VRN, 4.26%, (1-year H15T1Y plus 2.14%), 8/1/23	4,806	4,945
FNMA, VRN, 4.49%, (1-year H15T1Y plus 2.28%), 5/1/25	26,183	26,323
FNMA, VRN, 6.03%, (6-month H15BDI6M plus 2.63%), 1/1/27	244	244
FNMA, VRN, 3.875%, (1-month COF FD plus 1.75%), 1/1/29	15	15

FNMA, VRN, 4.00%, (6-month LIBOR plus 1.50%), 3/1/33	234,740	240,905
FNMA, VRN, 4.11%, (6-month LIBOR plus 1.57%), 6/1/35	32,327	33,379
FNMA, VRN, 4.11%, (6-month LIBOR plus 1.57%), 6/1/35	380,236	393,312
FNMA, VRN, 4.12%, (6-month LIBOR plus 1.57%), 6/1/35	276,083	285,643
FNMA, VRN, 4.13%, (6-month LIBOR plus 1.57%), 6/1/35	201,586	208,479
FNMA, VRN, 4.04%, (6-month LIBOR plus 1.54%), 9/1/35	171,881	177,727
FNMA, VRN, 4.05%, (6-month LIBOR plus 1.55%), 3/1/36	389,808	403,341
FNMA, VRN, 4.625%, (12-month LIBOR plus 1.75%), 11/1/39	397,675	416,247
FNMA, VRN, 3.57%, (12-month LIBOR plus 1.69%), 1/1/40	32,879	34,358
FNMA, VRN, 3.61%, (12-month LIBOR plus 1.79%), 8/1/40	153,205	155,978
FNMA, VRN, 4.50%, (12-month LIBOR plus 1.75%), 7/1/41	101,071	105,040
FNMA, VRN, 3.33%, (12-month LIBOR plus 1.82%), 9/1/41	696,059	709,298
FNMA, VRN, 3.00%, (12-month LIBOR plus 1.82%), 11/1/41	472,208	476,810
FNMA, VRN, 2.54%, (12-month LIBOR plus 1.70%), 7/1/42	844,324	872,607
FNMA, VRN, 3.74%, (12-month LIBOR plus 1.56%), 3/1/43	262,534	270,809
FNMA, VRN, 2.73%, (12-month LIBOR plus 1.60%), 3/1/45	790,765	793,813
FNMA, VRN, 2.33%, (12-month LIBOR plus 1.59%), 8/1/45	222,968	222,410
FNMA, VRN, 2.60%, (12-month LIBOR plus 1.60%), 4/1/46	503,877	504,086
FNMA, VRN, 2.81%, (12-month LIBOR plus 1.61%), 4/1/46	435,172	436,504
FNMA, VRN, 2.66%, (12-month LIBOR plus 1.61%), 5/1/46	841,110	840,319
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	394,849	396,464
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 4/1/47	413,387	415,575
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47	317,522	321,797
FNMA, VRN, 2.76%, (12-month LIBOR plus 1.60%), 9/1/47	564,740	567,349
GNMA, VRN, 4.00%, (1-year H15T1Y plus 2.00%), 2/20/21	9,469	9,391
GNMA, VRN, 3.625%, (1-year H15T1Y plus 2.00%), 11/20/21	3,833	3,845
		20,754,405
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 7.00%, 5/1/32	38,650	39,321
FNMA, 7.00%, 5/1/32	96,192	104,813
FNMA, 7.00%, 6/1/32	10,239	10,465
FNMA, 7.00%, 6/1/32	63,717	69,405
FNMA, 7.00%, 8/1/32	19,527	19,523
GNMA, 9.50%, 11/20/19	280	280
		243,807
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $21,170,917)		20,998,212
U.S. GOVERNMENT AGENCY SECURITIES — 3.3%
FNMA, 1.50%, 2/28/20	1,600,000	1,581,773
FNMA, 2.875%, 10/30/20	2,500,000	2,513,675
FNMA, 2.50%, 4/13/21	2,100,000	2,098,904
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $6,195,870)		6,194,352
TEMPORARY CASH INVESTMENTS — 5.4%
Federal Home Loan Bank Discount Notes, 2.19%, 1/2/19(2)	6,168,000	6,168,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,025	1,025

U.S. Treasury Bills, 2.68%, 11/7/19(2)	4,000,000	3,910,175
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,079,428)		10,079,200
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $185,930,521)		185,922,932
OTHER ASSETS AND LIABILITIES — 0.1%		172,237
TOTAL NET ASSETS — 100.0%		$186,095,169

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	114	March 2019	$22,800,000	$24,203,625	$117,775

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	97	March 2019	$9,700,000	$11,124,687	$(155,203)
U.S. Treasury 10-Year Notes	1	March 2019	$100,000	122,016	(3,049)
				$11,246,703	$(158,252)

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
COF 11	-	Cost of Funds for the 11th District of San Francisco Index
COF FD	-	Cost of Funds Federal Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15BDI6M	-	U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount Rate Index
H15BIN6M	-	U.S. Treasury H15 Treasury Bill 6 Month Auction Investment Rate Index
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $70,544.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	108,837,679	—
Collateralized Mortgage Obligations	—	39,813,489	—
U.S. Government Agency Mortgage-Backed Securities	—	20,998,212	—
U.S. Government Agency Securities	—	6,194,352	—
Temporary Cash Investments	1,025	10,078,175	—
	1,025	185,921,907	—
Other Financial Instruments
Futures Contracts	117,775	—	—
Liabilities
Other Financial Instruments
Futures Contracts	158,252	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2019